Needham Aggressive Growth Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Shares	Value
Common Stocks (99.9%)
Aerospace & Defense (0.4%)
Parsons Corp. (a)	7,550	$305,322
Biotechnology (0.3%)
G1 Therapeutics, Inc. (a)	8,000	192,480
Moderna, Inc. (a)	200	26,190
		218,670
Building Products (1.0%)
Alpha Pro Tech, Ltd. (a)	75,000	732,000
Jewett-Cameron Trading Co., Ltd. (Canada) - ADR (a)	7,500	77,625
		809,625
Commercial Services & Supplies (0.2%)
Clean Harbors, Inc. (a)	2,000	168,120
Communications Equipment (7.8%)
ADTRAN, Inc.	50,000	834,000
Cambium Networks Corp. - ADR (a)	17,500	817,600
KVH Industries, Inc. (a)	369,400	4,683,992
		6,335,592
Construction Materials (2.0%)
Smith-Midland Corp. (a)	137,500	1,647,937
Consumer Discretionary (0.0%)
COURSERA, Inc. (a)	164	7,380
Electrical Equipment (8.1%)
Vicor Corp. (a)	76,750	6,526,052
Electronic Equipment, Instruments & Components (2.7%)
Arlo Technologies, Inc. (a)	40,000	251,200
IPG Photonics Corp. (a)	7,000	1,476,580
Vishay Precision Group, Inc. (a)	13,800	425,178
		2,152,958
Energy Equipment & Services (4.5%)
Aspen Aerogels, Inc. (a)	178,000	3,620,520
Entertainment (0.1%)
World Wrestling Entertainment, Inc. - Class A	2,250	122,085
Food Products (0.0%)
Vital Farms, Inc. (a)	2,000	43,680
Health Care Equipment & Supplies (3.2%)
CryoPort, Inc. (a)	29,500	1,534,295
LeMaitre Vascular, Inc.	20,500	999,990
ViewRay, Inc. (a)	8,200	35,670
		2,569,955
Health Care Providers & Services (1.3%)
Laboratory Corp. of America Holdings (a)	1,100	280,533
Quest Diagnostics, Inc.	2,000	256,680
Sharps Compliance Corp. (a)	37,500	538,875
		1,076,088
Health Care Technology (0.5%)
Omnicell, Inc. (a)	2,900	376,623
Household Products (1.7%)
Oil-Dri Corp. of America	39,500	1,360,380
IT Services (2.3%)
Akamai Technologies, Inc. (a)(b)	14,500	1,477,550
BigCommerce Holdings, Inc. (a)	6,000	346,800
		1,824,350
Life Sciences Tools & Services (1.0%)
Bruker Corp.	11,000	707,080
Fluidigm Corp. (a)	15,000	67,800
		774,880
Machinery (0.3%)
Westinghouse Air Brake Technologies Corp.	3,500	277,060
Media (0.1%)
ViacomCBS, Inc. - Class B	2,500	112,750
Professional Services (1.1%)
CRA International, Inc.	12,000	895,680
Real Estate Investment Trusts (REITs) (1.9%)
American Tower Corp.	800	191,248
Equinix, Inc.	2,000	1,359,180
		1,550,428
Semiconductors & Semiconductor Equipment (35.5%) (d)
Allegro MicroSystems, Inc. (a)	2,373	60,156
AXT, Inc. (a)	50,000	583,000
Entegris, Inc.	78,000	8,720,400
FormFactor, Inc. (a)	22,500	1,014,975
MKS Instruments, Inc.	23,500	4,357,370
NeoPhotonics Corp. (a)	37,500	448,125
Nova Measuring Instruments, Ltd. (Israel) - ADR (a)(b)	60,000	5,460,600
PDF Solutions, Inc. (a)(b)	334,000	5,938,520
Photronics, Inc. (a)	35,000	450,100
SiTime Corp. (a)	5,000	493,000
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan) - ADR	7,500	887,100
Veeco Instruments, Inc. (a)	11,000	228,140
		28,641,486
Software (7.7%)
The Trade Desk, Inc. - Class A (a)	1,200	781,992
Absolute Software Corp. (Canda) - ADR	10,000	138,700
ACV Auctions, Inc. - Class A (a)	1,500	51,915
Altair Engineering, Inc. - Class A (a)	3,000	187,710
Appian Corp. (a)	650	86,417
ChannelAdvisor Corp. (a)	24,650	580,508
Digimarc Corp. (a)	10,750	318,845
Duck Creek Technologies, Inc. (a)	1,440	65,002
Everbridge, Inc. (a)	2,000	242,360
fuboTV, Inc. (a)	2,000	44,240
GSE Systems, Inc. (a)(e)	1,033,025	1,756,143
Q2 Holdings, Inc. (a)	8,000	801,600
SEMrush Holdings, Inc. - Class A (a)	7,076	84,275
Sumo Logic, Inc. (a)	578	10,901
Telos Corp. (a)	15,150	574,488
WANdisco PLC (Jersey) (a)	75,000	475,619
		6,200,715
Specialty Retail (3.2%)
CarMax, Inc. (a)	19,500	2,586,870
Technology Hardware, Storage & Peripherals (12.0%)
Apple, Inc.	52,500	6,412,875
Intevac, Inc. (a)	108,400	775,060
Super Micro Computer, Inc. (a)	65,000	2,538,900
		9,726,835
Trading Companies & Distributors (0.8%)
Transcat, Inc. (a)	13,000	638,040
Transportation Infrastructure (0.2%)
exactEarth, Ltd. (Canda) (a)	135,000	145,023
Total Common Stocks
(Cost $25,438,800)		$80,715,104

Short-Term Investments (0.2%)
Money Market Fund (0.2%)
Dreyfus Treasury Securities Cash Management - Institutional Class 0.01% (c)
(Cost $133,792)	133,792	133,792

Total Investments (100.1%)
(Cost $25,572,592)		80,848,896
Liabilities in Excess of Other Assets (-0.1%)		(87,074)
Net Assets (100.0%)		$80,761,822

Percentages are stated as a percent of net assets.
Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total market value of $1,452,472.
(c)	Rate shown is the seven-day yield as of March 31, 2021.
(d)	As of March 31, 2021, the Fund had a significant portion of its assets invested in the Semiconductors & Semiconductor Equipment industry.
(e)	Affiliated security. Please refer to Note 11 of the Financial Statements.
ADR	American Depositary Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”).

Distribution of investments by country or territory of incorporation, as a percentage of Total Investments, is as follows (Unaudited):
	Country	Long
	United States^	91.1%
	Israel	6.8%
	Taiwan	1.1%
	Jersey	0.6%
	Canada	0.4%
	Total	100.0%

^	United States allocation includes Short-Term Investment-Money Market Fund of 0.2%

Top Ten Holdings*
(as a % of total investments, as of March 31, 2021)

Security		% of Total Investments	Market Value
Entegris, Inc.	ENTG	10.79%	8,720,400
Vicor Corp.	VICR	8.07%	6,526,053
Apple, Inc.	AAPL	7.93%	6,412,875
PDF Solutions, Inc.	PDFS	7.35%	5,938,520
Nova Measuring Instruments, Ltd. (Israel)	NVMI	6.75%	5,460,600
KVH Industries, Inc.	KVHI	5.79%	4,683,992
MKS Instruments, Inc.	MKSI	5.39%	4,357,370
Aspen Aerogels, Inc.	ASPN	4.48%	3,620,520
CarMax, Inc.	KMX	3.20%	2,586,870
Super Micro Computer, Inc.	SMCI	3.14%	2,538,900

Top Ten Holdings = 62.89% of Total Investments†

Top Ten Holdings*
(as a % of net assets, as of March 31, 2021)

Security		% of Net Assets	Market Value
Entegris, Inc.	ENTG	10.80%	8,720,400
Vicor Corp.	VICR	8.08%	6,526,053
Apple, Inc.	AAPL	7.94%	6,412,875
PDF Solutions, Inc.	PDFS	7.35%	5,938,520
Nova Measuring Instruments, Ltd. (Israel)	NVMI	6.76%	5,460,600
KVH Industries, Inc.	KVHI	5.80%	4,683,992
MKS Instruments, Inc.	MKSI	5.40%	4,357,370
Aspen Aerogels, Inc.	ASPN	4.48%	3,620,520
CarMax, Inc.	KMX	3.20%	2,586,870
Super Micro Computer, Inc.	SMCI	3.14%	2,538,900

Top Ten Holdings = 62.96% of Net Assets

* Current portfolio holdings may not be indicative of future portfolio holdings.
† Percentage of total investments less cash.

Sector Weightings*
(as a % of net investments, as of March 31, 2021)
Sector(3)	Long*	(Short)(1)	Total(1)(2)
Cash	0.2%	–	0.2%
Communication Services	0.3%	–	0.3%
Consumer Discretionary	3.2%	–	3.2%
Consumer Staples	1.7%	–	1.7%
Energy	4.5%	–	4.5%
Financials	1.7%	–	1.7%
Health Care	6.2%	–	6.2%
Industrials	12.1%	–	12.1%
Information Technology	67.9%	–	67.9%
Materials	2.0%	–	2.0%
Real Estate	0.2%	–	0.2%

* Current portfolio holdings may not be indicative of future portfolio holdings.
(1) Percentage of total investments includes all stocks, plus cash minus all short positions.
(2) Total represents the difference between the long exposure and the short exposure, which produces the net exposure.
(3) These categories represent broad market sectors. Refer to the Schedule of Investments for a more detailed categorization by industry.